CONVERTIBLE PROMISSORY NOTES (Details) - Convertible promissory notes - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2016
CONVERTIBLE PROMISSORY NOTES
Convertible promissory notes		$ 0
Probability of next financing close (as a percent)	55.00%
Embedded derivative discount rate ( as a percent)	25.00%
Minimum
CONVERTIBLE PROMISSORY NOTES
Convertible promissory notes			$ 12,500
Annual interest (as a percent)			6.00%
Maximum
CONVERTIBLE PROMISSORY NOTES
Convertible promissory notes			$ 500,000
Annual interest (as a percent)			17.00%